Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	₪ 2,694	₪ 2,496
10% decrease	(2,694)	(2,587)
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	640	(17,172)
10% decrease	₪ (640)	₪ (20,353)